UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811- 4007
Legg Mason Partners Trust II
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: January 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS TRUST II
LEGG MASON PARTNERS CAPITAL
PRESERVATION FUND II
FORM N-Q
JANUARY 31, 2007

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited)	January 31, 2007

Face
Amount	Security	Value

U.S. GOVERNMENT & AGENCY OBLIGATION — 56.9%
U.S. Government Obligation — 56.9%
$135,000,000	U.S. Treasury STRIPS, zero coupon bond to yield 4.898% due 11/15/07 (a) (Cost — $129,978,272)	$129,731,760

Shares

COMMON STOCKS — 34.8%
CONSUMER DISCRETIONARY — 5.1%
Auto Components — 0.3%
19,053	Lear Corp.	645,135

Media — 3.9%
118,206	Interpublic Group of Cos. Inc. *	1,555,591
101,268	News Corp., Class B Shares	2,476,003
102,727	Pearson PLC, ADR	1,620,005
72,958	Time Warner Inc.	1,595,591
49,347	Walt Disney Co.	1,735,534

	Total Media	8,982,724

Specialty Retail — 0.9%
37,645	Gap Inc.	721,655
32,883	Home Depot Inc.	1,339,653

	Total Specialty Retail	2,061,308

	TOTAL CONSUMER DISCRETIONARY	11,689,167

CONSUMER STAPLES — 2.2%
Beverages — 0.2%
7,041	Molson Coors Brewing Co., Class B Shares	568,913

Food & Staples Retailing — 0.8%
36,686	Wal-Mart Stores Inc.	1,749,555

Food Products — 0.9%
7,727	Smithfield Foods Inc. *	202,911
66,938	Unilever PLC, ADR	1,828,077

	Total Food Products	2,030,988

Household Products — 0.3%
10,498	Kimberly-Clark Corp.	728,561

	TOTAL CONSUMER STAPLES	5,078,017

ENERGY — 3.4%
Energy Equipment & Services — 1.4%
9,598	Baker Hughes Inc.	662,550
12,710	BJ Services Co.	351,558
20,677	GlobalSantaFe Corp.	1,199,473
13,512	Schlumberger Ltd.	857,877

	Total Energy Equipment & Services	3,071,458

Oil, Gas & Consumable Fuels — 2.0%
23,520	Anadarko Petroleum Corp.	1,029,000
14,625	Chevron Corp.	1,065,870
10,365	Exxon Mobil Corp.	768,046
18,215	Murphy Oil Corp.	905,468
31,533	Williams Cos. Inc.	851,076

	Total Oil, Gas & Consumable Fuels	4,619,460

	TOTAL ENERGY	7,690,918

EXCHANGE TRADED FUND — 1.0%
62,158	Utilities Select Sector SPDR Fund	2,274,361

FINANCIALS — 6.8%
Capital Markets — 1.7%
2,561	Franklin Resources Inc.	305,041
See Notes to Schedule of Investments

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited) (continued)	January 31, 2007

Shares	Security	Value

Capital Markets — 1.7% (continued)
25,893	Merrill Lynch & Co. Inc.	$2,422,549
15,539	State Street Corp.	1,104,046

	Total Capital Markets	3,831,636

Consumer Finance — 0.6%
25,574	American Express Co.	1,488,918

Diversified Financial Services — 2.1%
39,153	Bank of America Corp.	2,058,665
52,263	JPMorgan Chase & Co.	2,661,755

	Total Diversified Financial Services	4,720,420

Insurance — 1.1%
15,311	American International Group Inc.	1,048,038
28,383	Chubb Corp.	1,477,051

	Total Insurance	2,525,089

Thrifts & Mortgage Finance — 1.3%
18,541	MGIC Investment Corp.	1,144,350
40,363	PMI Group Inc.	1,930,159

	Total Thrifts & Mortgage Finance	3,074,509

	TOTAL FINANCIALS	15,640,572

HEALTH CARE — 4.7%
Life Sciences Tools & Services — 0.2%
35,491	Enzo Biochem Inc. *	526,686

Pharmaceuticals — 4.5%
42,324	Abbott Laboratories	2,243,172
13,655	Eli Lilly & Co.	739,009
23,843	GlaxoSmithKline PLC, ADR	1,290,622
25,155	Johnson & Johnson	1,680,354
13,115	Novartis AG, ADR	756,604
70,052	Pfizer Inc.	1,838,164
33,738	Wyeth	1,666,995

	Total Pharmaceuticals	10,214,920

	TOTAL HEALTH CARE	10,741,606

INDUSTRIALS — 3.3%
Aerospace & Defense — 2.4%
15,348	Boeing Co.	1,374,567
46,282	Honeywell International Inc.	2,114,625
37,828	Raytheon Co.	1,963,273

	Total Aerospace & Defense	5,452,465

Building Products — 0.1%
5,171	Simpson Manufacturing Co. Inc.	169,143

Industrial Conglomerates — 0.3%
20,389	General Electric Co.	735,023

Machinery — 0.5%
17,813	Caterpillar Inc.	1,141,279

	TOTAL INDUSTRIALS	7,497,910

INFORMATION TECHNOLOGY — 5.8%
Communications Equipment — 2.3%
95,469	Cisco Systems Inc. *	2,538,521
86,142	Motorola Inc.	1,709,918
42,627	Nokia Oyj, ADR	942,057

	Total Communications Equipment	5,190,496

Computers & Peripherals — 0.5%
11,712	International Business Machines Corp.	1,161,245

See Notes to Schedule of Investments

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited) (continued)	January 31, 2007

Shares	Security	Value

Electronic Equipment & Instruments — 0.3%
22,827	Agilent Technologies Inc. *	$730,464

Internet Software & Services — 0.3%
16,866	eBay Inc. *	546,290
8,635	VeriSign Inc. *	206,376

	Total Internet Software & Services	752,666

Semiconductors & Semiconductor Equipment — 1.5%
57,346	Applied Materials Inc.	1,016,745
29,058	Novellus Systems Inc. *	895,858
122,762	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,339,334
2,795	Verigy Ltd. *	51,232

	Total Semiconductors & Semiconductor Equipment	3,303,169

Software — 0.9%
65,819	Microsoft Corp.	2,031,174

	TOTAL INFORMATION TECHNOLOGY	13,169,214

MATERIALS — 1.7%
Chemicals — 0.7%
9,462	Dow Chemical Co.	393,051
22,250	E.I. du Pont de Nemours & Co.	1,102,710

	Total Chemicals	1,495,761

Metals & Mining — 0.5%
31,676	Alcoa Inc.	1,023,135
878	AngloGold Ashanti Ltd., ADR	41,266
878	Newmont Mining Corp.	39,598

	Total Metals & Mining	1,103,999

Paper & Forest Products — 0.5%
16,891	Weyerhaeuser Co.	1,266,825

	TOTAL MATERIALS	3,866,585

TELECOMMUNICATION SERVICES — 0.8%
Wireless Telecommunication Services — 0.8%
63,071	Vodafone Group PLC, ADR	1,853,657

	TOTAL COMMON STOCKS (Cost — $66,893,388)	79,502,007

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $196,871,660)	209,233,767

See Notes to Schedule of Investments

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited) (continued)	January 31, 2007

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 8.6%
U.S. Government Obligation — 0.3%
$710,000	U.S. Treasury Bills, 4.880% due 3/15/07 (a)(b)(c) (Cost — $706,015)	$705,910

Repurchase Agreement — 8.3%
18,883,000	State Street Bank & Trust Co., dated 1/31/07, 4.770% due 2/1/07; Proceeds at maturity — $18,885,502; (Fully collateralized by U.S. Treasury Bond, 8.125% due 8/15/21; Market value — $19,265,426) (Cost — $18,883,000)	18,883,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $19,589,015)	19,588,910

	TOTAL INVESTMENTS — 100.3% (Cost — $216,460,675#)	228,822,677
	Liabilities in Excess of Other Assets — (0.3)%	(748,303)

	TOTAL NET ASSETS — 100.0%	$228,074,374

*	Non-income producing security.

(a)	A portion of this security is segregated for open futures contracts.

(b)	A portion of this security is held at the broker as collateral for open futures contracts.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
SPDR	—	Standard & Poor’s Depositary Receipts
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
See Notes to Schedule of Investments

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Capital Preservation Fund II (the “Fund”) is a separate diversified investment fund of the Legg Mason Partners Trust II (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Stripped Securities. The Fund invests in ‘‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments
At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,707,537
Gross unrealized depreciation	(345,535)

Net unrealized appreciation	$12,362,002

At January 31, 2007, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S&P500 Index	22	3/07	$7,839,394	$7,936,500	$97,106

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Trust II

By	/s/ R. Ray Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 29, 2007

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: March 29, 2007